Long Term Payable (Details) - Schedule of Loans Payable Represented the Financial Liabilities Amount Due to Financial Lease - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Long term payables:
Long term payables	$ 3,019,281	$ 5,381,441
Total	7,785,471
Current portion	3,706,628
Non-current portion	4,078,843
Far East International Financial Leasing Co., Ltd. (“Far East”) [Member]
Long term payables:
Long term payables	2,594,415
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”) [Member]
Long term payables:
Long term payables	$ 5,191,056